Retirement Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012 OptionPlan	Dec. 27, 2011	Dec. 28, 2010
Defined Benefit Plan Disclosure [Line Items]
Expenses related to the Plans	$ 1,256	$ 1,006	$ 909
Number of retirement benefit plans	2
401(k) plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees contribution of annual salaries	15.00%
Deferred-compensation plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees contribution of annual salaries	80.00%